Goodwill and Intangible assets, net - Future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,092
2025	509
2026	184
Total intangible assets, net	$ 4,785	$ 9,561